Inventory	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventory

Note 3 – Inventory

As of December 31, 2025 and 2024, inventory consisted of the following:

	December 31,	December 31,
	2025	2024
Finished goods	$185,310	$50,469
Raw materials	435,458	274,188
	$620,768	$324,657

The Company did not write-off any inventories as unsalable for the years ended December 31, 2025 and 2024.